TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION	15. TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION
The Santander UK group enters into transactions in the normal course of business by which it transfers recognised financial assets directly to third parties or to structured entities. These transfers may give rise to the full or partial derecognition of those financial assets. Transferred financial assets that do not qualify for derecognition include (i) securities held by counterparties as collateral under repurchase agreements, (ii) securities lent under securities lending agreements, and
(iii) loans transferred under securitisation or covered bond arrangements where the Santander UK group retains a continuing involvement in such transferred assets.
As a result of these sale and repurchase and securities lending transactions, the Santander UK group cannot use, sell or pledge the transferred assets for the duration of the transaction. The Santander UK group remains exposed to interest rate risk and credit risk on these pledged instruments. The counterparty’s recourse is not limited to the transferred assets.
The Santander UK group securitisation and covered bond transfers do not qualify for derecognition. The Santander UK group remains exposed to credit risks arising from the mortgage loans or credit agreements and retains control of the transferred assets. Circumstances in which the Santander UK group has continuing involvement in the transferred assets may include retention of servicing rights over the transferred assets (the servicing fee in respect of which is dependent on the amount or timing of the cash flows collected from, or the non-performance of, the transferred assets), entering into a derivative transaction with the securitisation or covered bond vehicle, retaining an interest in the securitisation or covered bond vehicle or providing a cash reserve fund. Where the
Santander UK group has continuing involvement, it continues to recognise the transferred assets to the extent of its continuing involvement and recognises an associated liability. The net carrying amount of the transferred assets and associated liabilities reflects the rights and obligations that the Santander UK group retained.
The carrying amount of the assets transferred under securitisation and covered bond arrangements and associated financial liabilities is set out in Note 14 c). The following table analyses the carrying amount of other financial assets that did not qualify for derecognition and their associated financial liabilities:

				Group
	2025		2024
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	1,295	1,280	1,346	(1,372)
Securities lending agreements	2,160	1,857	3,304	(2,807)